Acquisition	3 Months Ended
Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition

NOTE 2 – Acquisition

On February 4, 2021 (“Acquisition Date”), the Company completed a series of transaction as provided for in the share exchange agreement (“Exchange Agreement”) with SRAX (“Reverse Merger”). Pursuant to the Exchange Agreement, SRAX exchanged 100% of the issued and outstanding shares of BIGtoken for 149,562,566,584 shares of the Company’s common stock and 5,000,000 shares of the Company’s series A preferred stock. The transaction has been accounted for as a reverse merger / reverse capitalization wherein the Company is the legal acquirer, but BIGtoken is the accounting acquirer. As such, for reporting purpose, as of December 31, 2020, the Company’s total shares outstanding were restated to reflect the 149,562,566,584 shares of common stock and 5,000,000 shares of series A preferred stock.

On the Acquisition date, the assets, liabilities, and net book value of FPVD were as follows:

Assets
Cash	$955,000

Liabilities

Series B preferred stock	$1,050,000

Net book value

Series C preferred stock	832,000
Paid in capital	(927,000)
Net book value	$(95,000)

The Company was authorized to issue up to 20,000,000 shares of series A preferred stock (“Series A Preferred”), $0.0001 par value, which was redeemable at the option of the holder, with no fixed redemption date. As of the Acquisition Date there were 5,000,000 shares issued and outstanding, all of which were owned by SRAX as the result of the merger.

The Company was authorized to issue up to 8,318 shares of series C preferred stock (“Series C Preferred”) with a stated value of $100. The Series C Preferred are convertible into 1,546,576 shares of common stock for each share of Series C Preferred or an aggregate of 12,864,419,313 shares of common stock. As of the Acquisition Date and March 31, 2021 there were 8,318 shares issued and outstanding.

The Company was authorized to issue up to 1,000,000,000,000 shares of common stock with a $0.00000001 par value. As of the acquisition date and March 31, 2021 there were 158,244,931,162 issued and outstanding.